Joint Operation - Summary of Changes in Investments in Joint Ventures Initial Contribution (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Joint Ventures [Line Items]
Investment in Joint Venture. Balance	$ 35,282	$ 19,637
Share of (loss)/income of Joint Venture	3,648	(347)
Contribution to Joint Venture	38,482	18,793
Return of the investment		(8,004)
Gain on increase of interest in Joint Venture		6,104
Elimination of unrealized gain on intercompany transactions	(1,910)	(901)
Share of increase in Minera Exar net assets as a result of the Project Investment, less diluted interest	74,492
Transition to Joint Operation accounting	(149,994)
Investment in Joint Venture. Balance		35,282
Minera Exar S.A
Disclosure Of Joint Ventures [Line Items]
Investment in Joint Venture. Balance	27,230	19,637
Share of (loss)/income of Joint Venture	(414)	(1,077)
Contribution to Joint Venture	1,059	11,403
Return of the investment		(8,004)
Gain on increase of interest in Joint Venture		6,104
Elimination of unrealized gain on intercompany transactions	(334)	(833)
Share of increase in Minera Exar net assets as a result of the Project Investment, less diluted interest	74,492
Transition to Joint Operation accounting	(102,033)
Investment in Joint Venture. Balance		27,230
Exar Capital B V
Disclosure Of Joint Ventures [Line Items]
Investment in Joint Venture. Balance	8,052
Share of (loss)/income of Joint Venture	4,062	730
Contribution to Joint Venture	37,423	7,390
Elimination of unrealized gain on intercompany transactions	(1,576)	(68)
Transition to Joint Operation accounting	$ (47,961)
Investment in Joint Venture. Balance		$ 8,052